ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2024	2023
Hotel	$1,752	$1,833
Other	235	458

Sub-total	1,987	2,291
Less: allowances for credit losses	(11)	(10)

Accounts receivable, net	$1,976	$2,281

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	$		$		$
	Year Ended December 31,
	2024		2023		2022

Balance at beginning of year		$10		$—		$—
Provision for credit losses		1		10		—

Balance at end of year		$11		$10		$—